10. PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
	Original values
Type of good	At the beginning	Translation effect	Increase for subsidiaries acquisition	Reversal of impairment	Increases	Decreases	Transfers (1)	Reclassification to assets classified as held	At the end
Land	1,193	-	-	-	54	(582)	12	(323)	354
Buildings	2,090	1	-	-	-	(18)	239	(238)	2,074
Equipment and machinery	9,000	17	-	-	41	(27)	4,046	(913)	12,164
High, medium and low voltage lines	4,586	-	-	304	-	(20)	1,076	-	5,946
Substations	1,729	-	-	85	-	-	464	-	2,278
Transforming chamber and platforms	1,040	-	-	64	-	(2)	281	-	1,383
Meters	943	-	-	170	-	-	64	-	1,177
Wells	10,522	872	-	-	295	(425)	3,017	(7,718)	6,563
Mining property	5,033	81	-	-	220	-	-	(1,566)	3,768
Vehicles	296	2	-	-	74	(6)	2	(21)	347
Furniture and fixtures and software equipment	287	7	-	-	229	(4)	65	(67)	517
Communication equipments	93	-	-	-	-	-	1	(1)	93
Materials and spare parts	628	3	-	-	298	(83)	(330)	(60)	456
Refining and distribution industrial complex	873	-	-	-	-	(12)	77	(790)	148
Petrochemical industrial complex	756	-	-	-	-	-	169	-	925
Work in progress	6,560	23	-	-	12,647	10	(8,355)	(320)	10,565
Advances to suppliers	786	-	-	-	1,131	(274)	(911)	-	732
Other goods	12	-	-	-	-	-	-	-	12

Total at 12.31.2017	46,427	1,006	-	623	14,989	(1,443)	(83)	(12,017)	49,502
Total at 12.31.2016	17,334	286	21,801	-	8,440	(1,273)	1	-	46,589

(1)	Includes the transfer of materials and spare parts to the item "Inventories" of the current asset.

	Depreciation							Net book values
Type of good	At the beginning	Decreases	Translation effect	For the year (1)	Reversal of impairment	Reclassification to assets classified as held	At the end	At the end	At 12.31.2016
Land	-	-	-	-	-	-	-	354	1,193
Buildings	(177)	15	-	(109)	-	22	(249)	1,825	1,913
Equipment and machinery	(1,090)	16	(2)	(1,238)	-	211	(2,103)	10,061	7,910
High, medium and low voltage lines	(778)	13	-	(163)	(91)	-	(1,019)	4,927	3,808
Substations	(318)	-	-	(58)	(27)	-	(403)	1,875	1,411
Transforming chamber and platforms	(191)	-	-	(39)	(18)	-	(248)	1,135	849
Meters	(306)	-	-	(47)	(26)	-	(379)	798	637
Wells	(1,665)	-	(180)	(2,374)	-	2,006	(2,213)	4,350	8,857
Mining property	(630)	-	(18)	(898)	-	362	(1,184)	2,584	4,403
Vehicles	(122)	5	(1)	(65)	-	8	(175)	172	174
Furniture and fixtures and software equipment	(23)	1	(3)	(137)	-	32	(130)	387	264
Communication equipments	(39)	-	-	(4)	-	-	(43)	50	54
Materials and spare parts	(18)	47	-	(8)	-	-	21	477	610
Refining and distribution industrial complex	(36)	11	-	(74)	-	83	(16)	132	837
Petrochemical industrial complex	(27)	-	-	(113)	-	-	(140)	785	729
Work in progress	-	-	-	-	-	-	-	10,565	6,560
Advances to suppliers	-	-	-	-	-	-	-	732	786
Other goods	(6)	-	-	(1)	-	-	(7)	5	6

Total at 12.31.2017	(5,426)	108	(204)	(5,328)	(162)	2,724	(8,288)	41,214
Total at 12.31.2016	(2,825)	302	-	(2,976)	-	-	(5,499)		41,001

(1)	Includes $ 1,940 million and $ 803 million corresponding to discontinued operations, for 2017 and 2016, respectively.

Borrowing costs capitalized in the book value of property, plant and equipment during the year ended December 31, 2017 and 2016 amounted to $ 589 million and $ 303 million respectively.

Labor costs capitalized in the book value of property, plant and equipment during the year ended December 31, 2017 and 2016 amounted to $ 369 and $ 419 million respectively.